Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Significant Accounting Policies [Abstract]
Schedule of property and equipment on a straight-line basis over the useful life of the assets
%

Office furniture and equipment	7 - 20
Computer, peripheral equipment and software	33
Machinery and equipment	15
Leasehold improvements	*)

*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

Schedule of changes in liability for product warranty

Balance at January 1, 2014	471

Provision for warranties issued during the year	1,354
Reduction for payments and costs to satisfy claims	(1,141)

Balance at December 31, 2014	684

Provision for warranties issued during the year	1,700
Reduction for payments and costs to satisfy claims	(1,444)

Balance at December 31, 2015	940

Schedule of fair value method for share-based compensation awards

	Year ended December 31,
	2013	2014	2015

Suboptimal exercise multiple	3.0-10.0	2.0-10.0	2.0-2.5
Risk free interest rate	0.1%-2.5%	0.1%-2.5%	0.2%-2.2%
Volatility	50%-55%	50%-55%	50%-55%
Dividend yield	0%	0%	0%

Schedule of total share based expense included in the consolidated statements of income
	Year ended December 31,
	2013	2014	2015

Cost of revenues	$11	$96	$306
Research and development	21	86	281
Sales and marketing	66	207	537
General and administrative	28	508	1,259

Total share-based compensation expense	$126	$897	$2,383